Share-Based Compensation - Share Based Compensation Allocation Narratives (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based payment arrangement, expense, decrease	$ 2.7	$ 13.7